FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 bp decrease on Net income (loss)	$ 0	$ 1	$ 2
Impact of 10 bp increase on Net income (loss)	0	(1)	(2)
Impact of 10 bp decrease on Other comprehensive (loss) income	(1)	(1)	(2)
Impact of 10 bp increase on Other comprehensive (loss) income	$ 1	$ 1	$ 2